Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 475,090	$ 477,301
Accumulated Amortization	(342,279)	(335,179)
Net Book Value	132,811	142,122
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	303,402	304,601
Accumulated Amortization	(224,922)	(220,420)
Net Book Value	78,480	84,181
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	18,512	19,708
Accumulated Amortization	(14,115)	(14,279)
Net Book Value	4,397	5,429
Trademarks and trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	27,271	27,248
Accumulated Amortization	(18,590)	(18,245)
Net Book Value	8,681	9,003
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	106,364	106,203
Accumulated Amortization	(65,766)	(63,435)
Net Book Value	40,598	42,768
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,541	19,541
Accumulated Amortization	(18,886)	(18,800)
Net Book Value	$ 655	$ 741